Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies [Text Block]

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates, including the results of Time Warner Inc. (referred to as “Time Warner” or “WarnerMedia”), which was acquired on June 14, 2018 (see Note 6). AT&T is a holding company whose subsidiaries and affiliates operate worldwide in the telecommunications, media and technology industries.

All significant intercompany transactions are eliminated in the consolidation process. Investments in less than majority-owned subsidiaries and partnerships where we have significant influence are accounted for under the equity method. Earnings from certain investments accounted for using the equity method are included for periods ended within up to one quarter of our period end. We also record our proportionate share of our equity method investees’ other comprehensive income (OCI) items, including translation adjustments. We treat distributions received from equity method investees as returns on investment and classify them as cash flows from operating activities until those distributions exceed our cumulative equity in the earnings of that investment. We treat the excess amount as a return of investment and classify it as cash flows from investing activities.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. Certain prior period amounts have been conformed to the current period’s presentation, including changes in our reportable segments (see Note 4).

Adopted Accounting Standards and Other Accounting Changes

Revenue Recognition As of January 1, 2018, we adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” as modified (ASC 606), using the modified retrospective method, which does not allow us to adjust prior periods. We applied the rules to all open contracts existing as of January 1, 2018, recording an increase of $2,342 to retained earnings for the cumulative effect of the change, with an offsetting contract asset of $1,737, deferred contract acquisition costs of $1,454, other asset reductions of $239, other liability reductions of $212, deferred income tax liability of $787 and increase to noncontrolling interest of $35. (See Note 5)

Pension and Other Postretirement Benefits  As of January 1, 2018, we adopted, with retrospective application, ASU No. 2017-07, “Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost” (ASU 2017-07). We are no longer allowed to present the interest, estimated return on assets and amortization of prior service credits components of our net periodic benefit cost in our consolidated operating expenses, but rather are required to include those amounts in “other income (expense) – net” in our consolidated statements of income. We continue to present service costs with the associated compensation costs within our operating expenses. As a practical expedient, we used the amounts disclosed as the estimated basis for applying the retrospective presentation requirement. See Note 14 for our components of net periodic benefit cost.

The following table presents our results under our historical method and as adjusted to reflect ASU 2017-07 (presentation of benefit cost):

	Pension and Postretirement Benefits
	Historical	Effect of
	Accounting	Adoption of	As
	Method	ASU 2017-07	Adjusted
For the year ended December 31, 2018
Consolidated Statements of Income
Other cost of revenues	$31,533	$1,373	$32,906
Selling, general and administrative expenses	32,416	4,349	36,765
Operating Income	31,818	(5,722)	26,096
Other Income (Expense) – net	1,060	5,722	6,782
Net Income	19,953	-	19,953

For the year ended December 31, 2017
Consolidated Statements of Income
Other cost of revenues	$37,511	$431	$37,942
Selling, general and administrative expenses	34,917	548	35,465
Operating Income	20,949	(979)	19,970
Other Income (Expense) – net	618	979	1,597
Net Income	29,847	-	29,847

For the year ended December 31, 2016
Consolidated Statements of Income
Other cost of revenues	$38,276	$306	$38,582
Selling, general and administrative expenses	36,347	498	36,845
Operating Income	24,347	(804)	23,543
Other Income (Expense) – net	277	804	1,081
Net Income	13,333	-	13,333

Cash Flows  As of January 1, 2018, we adopted, with retrospective application, ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (ASU 2016-15). Under ASU 2016-15, we continue to recognize cash receipts on owned equipment installment receivables as cash flows from operations. However, cash receipts on the deferred purchase price described in Note 17 are now required to be classified as cash flows from investing activities instead of cash flows from operating activities.

As of January 1, 2018, we adopted, with retrospective application, ASU No. 2016-18, “Statement of Cash Flows (Topic 230) – Restricted Cash,” (ASU 2016-18). The primary impact of ASU 2016-18 was to require us to include restricted cash in our reconciliation of beginning and ending cash and cash equivalents (restricted and unrestricted) on the face of our consolidated statements of cash flows. (See Note 21)

The following table presents our results under our historical method and as adjusted to reflect ASU 2016-15 (cash receipts on deferred purchase price) and ASU 2016-18 (restricted cash):

	Cash Flows
	Historical	Effect of	Effect of
	Accounting	Adoption of	Adoption of	As
	Method	ASU 2016-15	ASU 2016-18	Adjusted
For the year ended December 31, 2018
Consolidated Statements of Cash Flows
Changes in other current assets	$(6,446)	$-	$4	$(6,442)
Equipment installment receivables and related sales	10	(500)	-	(490)
Other – net	3,520	-	(129)	3,391
Cash Provided by (Used in) Operating Activities	44,227	(500)	(125)	43,602
(Purchases) sales of securities – net	7	-	(192)	(185)
Cash collections of deferred purchase price	-	500	-	500
Cash (Used in) Provided by Investing Activities	(63,453)	500	(192)	(63,145)
Change in cash and cash equivalents and restricted cash	(45,215)	-	(317)	(45,532)

For the year ended December 31, 2017
Consolidated Statements of Cash Flows
Changes in other current assets	$(777)	$-	$(1)	$(778)
Equipment installment receivables and related sales	(263)	(976)	-	(1,239)
Other – net	(1,151)	-	(164)	(1,315)
Cash Provided by (Used in) Operating Activities	39,151	(976)	(165)	38,010
(Purchases) sales of securities – net	(4)	-	453	449
Cash collections of deferred purchase price	-	976	-	976
Cash (Used in) Provided by Investing Activities	(20,372)	976	453	(18,943)
Change in cash and cash equivalents and restricted cash	44,710	-	287	44,997

For the year ended December 31, 2016
Consolidated Statements of Cash Flows
Changes in other current assets	$1,708	$-	$1	$1,709
Equipment installment receivables and related sales	(576)	(731)	-	(1,307)
Other – net	(2,414)	-	(172)	(2,586)
Cash Provided by (Used in) Operating Activities	39,344	(731)	(171)	38,442
(Purchases) sales of securities – net	506	-	166	672
Cash collections of deferred purchase price	-	731	-	731
Cash (Used in) Provided by Investing Activities	(24,215)	731	166	(23,318)
Change in cash and cash equivalents and restricted cash	667	-	(5)	662

Financial Instruments As of January 1, 2018, we adopted ASU No. 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01), which requires us to prospectively record changes in the fair value of our equity investments, except for those accounted for under the equity method, in net income instead of in accumulated other comprehensive income. As of January 1, 2018, we recorded an increase of $658 in retained earnings for the cumulative effect of the adoption of ASU 2016-01, with an offset to accumulated other comprehensive income (accumulated OCI).

Customer Fulfillment Costs  During the second quarter of 2018, we updated our analysis of economic lives of customer relationships. As of April 1, 2018, we extended the amortization period to 58 months to better reflect the estimated economic lives of our Entertainment Group customers. This change in accounting estimate decreased other cost of revenues, which had an impact on net income of $338, or $0.05 per diluted share, in 2018.

Income Taxes We record deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. We record valuation allowances against the deferred tax assets (included, together with our deferred income tax assets, as part of our reportable net deferred income tax liabilities on our consolidated balance sheets), for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

The Tax Cuts and Jobs Act (the Act) was enacted on December 22, 2017. The Act reduced the U.S. federal corporate income tax rate from 35% to 21% and required companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred. Recognizing the late enactment of the Act and complexity of accurately accounting for its impact, the Securities and Exchange Commission (SEC) in Staff Accounting Bulletin (SAB) 118 provided guidance that allowed registrants to provide a reasonable estimate of the impact to their financial statements and adjust the reported impact in a measurement period not to exceed one year. We included the estimated impact of the Act in our financial results at or for the period ended December 31, 2017, with additional adjustments recorded in 2018. (See Note 13)

In February 2018, the FASB issued ASU No. 2018-02, “Income Statement– Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” (ASU 2018-02), which allows entities the option to reclassify from accumulated other comprehensive income (accumulated OCI) to retained earnings the stranded tax effects resulting from the application of the Act. We elected to adopt ASU 2018-02 in the period in which the estimated income tax effects of the Act were recognized, reflecting a $1,529 adjustment for 2017 in the consolidated statements of changes in stockholders’ equity. (See Note 3)

Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2018, we held $3,130 in cash and $2,074 in money market funds and other cash equivalents. Of our total cash and cash equivalents, $1,930 resided in foreign jurisdictions, some of which is subject to restrictions on repatriation.

Allowance for Doubtful Accounts We record expense to maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments deemed collectible from the customer when the service was provided or product was delivered. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as catastrophes or pending bankruptcies.

Equipment Inventory Equipment inventories, which primarily consist of wireless devices and accessories, are included in “Other current assets” on our consolidated balance sheets. Equipment inventories are valued at the lower of cost or net realizable value and were $2,771 at December 31, 2018 and $2,225 at December 31, 2017.

Licensed Programming Inventory Cost Recognition and Impairment We enter into agreements to license programming exhibition rights from licensors. A programming inventory asset related to these rights and a corresponding liability payable to the licensor are recorded (on a discounted basis if the license agreements are long-term) when (i) the cost of the programming is reasonably determined, (ii) the programming material has been accepted in accordance with the terms of the agreement, (iii) the programming is available for its first showing or telecast, and (iv) the license period has commenced. There are variations in the amortization methods of these rights, depending on whether the network is advertising-supported (e.g., TNT and TBS) or not advertising-supported (e.g., HBO and Turner Classic Movies).

For the advertising-supported networks, our general policy is to amortize each program’s costs on a straight-line basis (or per-play basis, if greater) over its license period. In circumstances where the initial airing of the program has more value than subsequent airings, an accelerated method of amortization is used. The accelerated amortization upon the first airing versus subsequent airings is determined based on a study of historical and estimated future advertising sales for similar programming. For rights fees paid for sports programming arrangements, such rights fees are amortized using a revenue-forecast model, in which the rights fees are amortized using the ratio of current period advertising revenue to total estimated remaining advertising revenue over the term of the arrangement.

For premium pay television and over-the-top (OTT) services that are not advertising-supported, each licensed program’s costs are amortized on a straight-line basis over its license period or estimated period of use, beginning with the month of initial exhibition. When we have the right to exhibit feature theatrical programming in multiple windows over a number of years, historical audience viewership is used as the basis for determining the amount of programming amortization attributable to each window.

Licensed programming inventory, which is included in “Other current assets” and “Noncurrent inventories and theatrical film and television production costs” on our consolidated balance sheet, is carried at the lower of unamortized cost or estimated net realizable value. For networks that generate both advertising and subscription revenues, the net realizable value of unamortized programming costs is generally evaluated based on the network’s programming taken as a whole. In assessing whether the programming inventory for a particular advertising-supported network is impaired, the net realizable value for all of the network’s programming inventory is determined based on a projection of the network’s profitability. This assessment would occur upon the occurrence of certain triggering events. Similarly, for premium pay television and OTT services that are not advertising-supported, an evaluation of the net realizable value of unamortized programming costs is performed based on the premium pay television and OTT services’ licensed programming taken as a whole. Specifically, the net realizable value for all premium pay television and OTT service licensed programming is determined based on projections of estimated subscription revenues less certain costs of delivering and distributing the licensed programming. Changes in management’s intended usage of a specific program, such as a decision to no longer exhibit that program and forgo the use of the rights associated with the program license, results in a reassessment of that program’s net realizable value, which could result in an impairment. (See Note 10)

Film and Television Production Cost Recognition, Participations and Residuals and Impairments Film and television production costs, which are part of “Other current assets” and “Noncurrent inventories and theatrical film and television production costs” on our consolidated balance sheet, include the unamortized cost of completed theatrical films and television episodes, theatrical films and television series in production and undeveloped film and television rights. Film and television production costs are stated at the lower of cost, less accumulated amortization, or fair value. The amount of capitalized film and television production costs and the amount of participations and residuals to be recognized as broadcast, programming and operations expenses for a given film or television series in a particular period is determined using the film forecast computation method. Under this method, the amortization of capitalized costs and the accrual of participations and residuals is based on the proportion of the film’s revenues recognized for such period to the film’s estimated remaining ultimate revenues (i.e., the total revenue to be received throughout a film’s life cycle). Under current GAAP, the amount of capitalized television production costs cannot exceed contracted revenues for a given television series.

The process of estimating a film’s ultimate revenues requires us to make a series of judgments related to future revenue-generating activities associated with a particular film. We estimate the ultimate revenues, less additional costs to be incurred (including exploitation and participation costs), in order to determine whether the value of a film or television series is impaired and requires an immediate write-off of unrecoverable film and television production costs. To the extent that the ultimate revenues are adjusted, the resulting gross margin reported on the exploitation of that film or television series in a period is also adjusted.

Prior to the theatrical release of a film, our estimates are based on factors such as the historical performance of similar films, the star power of the lead actors, the rating and genre of the film, pre-release market research (including test market screenings), international distribution plans and the expected number of theaters in which the film will be released. In the absence of revenues directly related to the exhibition of owned film or television programs on our television networks, premium pay television or OTT services, we estimate a portion of the unamortized costs that are representative of the utilization of that film or television program in that exhibition and expense such costs as the film or television program is exhibited. The period over which ultimate revenues are estimated is generally not to exceed ten years from the initial release of a motion picture or from the date of delivery of the first episode of an episodic television series. Estimates are updated based on information available during the film’s production and, upon release, the actual results of each film.

Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 7). The cost of additions and substantial improvements to property, plant and equipment is capitalized, and includes internal compensation costs for these projects. The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of these assets.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. See Note 7 for a discussion of asset abandonments and impairments.

The liability for the fair value of an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs We capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

We amortize our capitalized software costs over a three-year to seven-year period, reflecting the estimated period during which these assets will remain in service.

Goodwill and Other Intangible Assets We have the following major classes of intangible assets: goodwill; licenses, which include Federal Communications Commission (FCC) and other wireless licenses and orbital slots; distribution networks; film and television libraries; intellectual properties and franchises; trademarks and trade names; customer lists; and various other finite-lived intangible assets (see Note 8).

Goodwill represents the excess of consideration paid over the fair value of identifiable net assets acquired in business combinations. Wireless licenses (including FCC licenses) provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While wireless licenses are issued for a fixed period of time (generally ten years), renewals of wireless licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our wireless licenses. Orbital slots represent the space in which we operate the broadcast satellites that support our digital video entertainment service offerings. Similar to our wireless licenses, there are limited factors that limit the useful lives of our orbital slots. We acquired the rights to the AT&T and other trade names in previous acquisitions, classifying certain of those trade names as indefinite lived. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and compares the book values of the assets to their fair values. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principal operating segments or one level below them, to the fair value using both discounted cash flow as well as market multiple approaches. Wireless licenses are tested on an aggregate basis, consistent with our use of the licenses on a national scope, using a discounted cash flow approach. Orbital slots are similarly aggregated for purposes of impairment testing. Trade names are tested by comparing their book values to their fair values calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to each brand name.

Intangible assets that have finite useful lives are amortized over their useful lives (see Note 8). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the period in which those relationships are expected to contribute to our future cash flows. Finite-lived trademarks and trade names and distribution networks are amortized using the straight-line method over the estimated useful life of the assets. Film library is amortized using the film forecast computation method, as previously disclosed. The remaining finite-lived intangible assets are generally amortized using the straight-line method.

Advertising Costs We expense advertising costs for products and services or for promoting our corporate image as we incur them (see Note 21).

Foreign Currency Translation Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated OCI in our consolidated balance sheets (see Note 3). Operations in countries with highly inflationary economies consider the U.S. dollar as the functional currency.

We hedge a portion of the foreign currency exchange risk involved in certain foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 12).

Pension and Other Postretirement Benefits See Note 14 for a comprehensive discussion of our pension and postretirement benefit expense, including a discussion of the actuarial assumptions, our policy for recognizing the associated gains and losses and our method used to estimate service and interest cost components.

New Accounting Standards

Leases Beginning with 2019 interim reporting, we will adopt ASU No. 2016-02, “Leases (Topic 842),” as modified (ASC 842), which replaces existing leasing rules with a comprehensive lease measurement and recognition standard and expanded disclosure requirements. ASC 842 requires lessees to recognize most leases on their balance sheets as liabilities, with corresponding “right-of-use” assets. For income statement recognition purposes, leases will be classified as either a finance or an operating lease without relying upon the bright-line tests under current GAAP.

The key change upon adoption of the standard will be balance sheet recognition, as the recognition of lease expense on our income statement will be similar to our current accounting. We will adopt the new leasing standard using a modified retrospective transition method as of the beginning of the period of adoption; therefore, we will not adjust the balance sheet for comparative periods but will record a cumulative effect adjustment to retained earnings on January 1, 2019. We will elect the package of practical expedients permitted under the transition guidance within the new standard, which, among other things, allows us to carry forward our historical lease classification. We will also elect the practical expedient related to land easements, allowing us to carry forward our current accounting treatment for land easements on existing agreements that were not accounted for as leases. We will exclude all the leases with original maturities of one year or less. Additionally, we have elected to not separate lease and non-lease components for certain classes of assets in arrangements where we are the lessee and for certain classes of assets where we are the lessor. We do not expect our accounting for finance leases to change from our current accounting for capital leases.

We have estimated the adoption will result in a right-of-use asset and corresponding lease liability on our consolidated balance sheet in the range of $20,000 to $25,000. We do not believe the standard will materially impact the income statement or have a notable impact on our liquidity. The standard will have no impact on our debt-covenant compliance under our current agreements.